UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08765
______________________________________________

Managed High Yield Plus Fund Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: May 31

Date of reporting period: February 28, 2009

Item 1. Schedule of Investments

Managed High Yield Plus Fund Inc.
Schedule of investments — February 28, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — 126.32%

Agriculture — 3.34%
Southern States Cooperative, Inc.
10.500%, due 10/15/10[1,2]	3,000,000	2,700,000

Automotive parts — 4.61%
Goodyear Tire & Rubber
9.000%, due 07/01/15[2]	1,300,000	981,500

Stanadyne Corp.
10.000%, due 08/15/14[2]	4,000,000	2,600,000

Tenneco, Inc.
8.625%, due 11/15/14[2]	1,010,000	141,400

		3,722,900

Building materials — 11.37%
Coleman Cable, Inc.
9.875%, due 10/01/12[2]	4,850,000	3,176,750

CPG International, Inc.
10.500%, due 07/01/13[2]	6,000,000	3,180,000

Hanson Australia Funding
5.250%, due 03/15/13[2]	580,000	266,286

Hanson PLC
6.125%, due 08/15/16[2]	295,000	131,321

Interface, Inc.
10.375%, due 02/01/10[2]	2,075,000	1,929,750

US Concrete, Inc.
8.375%, due 04/01/14[2]	1,337,000	504,717

		9,188,824

Business services/office equipment — 2.83%
Harland Clarke Holdings
9.500%, due 05/15/15[2]	3,750,000	1,687,500

Xerox Capital Trust I
8.000%, due 02/01/27[2]	800,000	598,140

		2,285,640

Chemicals — 2.87%
Momentive Performance
9.750%, due 12/01/14[2]	2,500,000	950,000

10.125%, due 12/01/14[2,3]	4,217,500	1,159,813

11.500%, due 12/01/16[2]	1,000,000	210,000

		2,319,813

Consumer products — 0.40%
Yankee Acquisition Corp., Series B
8.500%, due 02/15/15[2]	600,000	321,000

Consumer products-durables — 2.81%
Da-Lite Screen Co., Inc.
9.500%, due 05/15/11[2]	2,500,000	2,268,750

Consumer services — 5.01%
Ahern Rentals, Inc.
9.250%, due 08/15/13[2]	2,000,000	625,000

Managed High Yield Plus Fund Inc.
Schedule of investments — February 28, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Consumer services — (concluded)
Hertz Corp.
10.500%, due 01/01/16[2]	4,000,000	1,500,000

Sunstate Equipment Co.
10.500%, due 04/01/13[1,2]	3,500,000	1,925,000

		4,050,000

Electric-generation — 5.81%
Edison Mission Energy
7.625%, due 05/15/27[2]	1,500,000	1,125,000

Mirant Americas Generation LLC
9.125%, due 05/01/31[2]	5,100,000	3,570,000

		4,695,000

Electric-integrated — 0.62%
Texas Competitive Electric Holdings Co. LLC,
Series A
10.250%, due 11/01/15[2]	1,000,000	505,000

Electronics — 1.30%
Sanmina-SCI Corp.
8.125%, due 03/01/16[2]	3,000,000	1,050,000

Energy-independent — 1.44%
PetroHawk Energy Corp.
10.500%, due 08/01/14[1,2]	450,000	443,250

7.875%, due 06/01/15[1,2]	480,000	412,800

Whiting Petroleum Corp.
7.000%, due 02/01/14[2]	400,000	311,000

		1,167,050

Finance-noncaptive diversified — 1.60%
GMAC LLC
6.750%, due 12/01/14[1,2]	450,000	218,511

8.000%, due 11/01/31[1,2]	2,400,000	1,077,408

		1,295,919

Food — 0.96%
Ameriqual Group LLC
9.500%, due 04/01/12[1,2]	1,000,000	600,000

Land O’Lakes Capital Trust I
7.450%, due 03/15/28[1,2]	300,000	174,000

		774,000

Food-wholesale — 4.02%
ARAMARK Services, Inc.
4.670%, due 02/01/15[2,4]	4,145,000	3,253,825

Gaming — 17.37%
Caesars Entertainment, Inc.
7.875%, due 03/15/10[2]	3,000,000	862,500

Circus & Eldorado Joint Venture
10.125%, due 03/01/12[2]	4,500,000	2,790,000

FireKeepers Development Authority
13.875%, due 05/01/15[1,2]	2,000,000	1,260,000

Harrah’s Operating Co., Inc.
10.750%, due 02/01/16[2]	3,000,000	420,000

Jacobs Entertainment, Inc.
9.750%, due 06/15/14[2]	4,750,000	2,541,250

Little Traverse Bay Bands of Odawa Indians
10.250%, due 02/15/14[1,2]	3,000,000	1,380,000

Managed High Yield Plus Fund Inc.
Schedule of investments — February 28, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Gaming — (concluded)
MGM Mirage, Inc.
13.000%, due 11/15/13[1,2]	1,000,000	720,000

Pokagon Gaming Authority
10.375%, due 06/15/14[1,2]	2,983,000	2,625,040

River Rock Entertainment Authority
9.750%, due 11/01/11[2]	2,836,000	1,446,360

		14,045,150

Gas distributors — 1.40%
Ferrellgas L.P./Finance
6.750%, due 05/01/14[2]	1,000,000	860,000

Inergy LP/Inergy Finance
8.750%, due 03/01/15[1,2]	275,000	269,500

		1,129,500

Gas pipelines — 0.79%
Atlas Pipeline Partners/Finance
8.125%, due 12/15/15[2]	1,000,000	635,000

Health care — 7.91%
Axcan Intermediate Holdings, Inc.
12.750%, due 03/01/16[2]	1,950,000	1,779,375

Community Health Systems
8.875%, due 07/15/15[2]	2,900,000	2,744,125

HCA, Inc.
9.125%, due 11/15/14[2]	2,000,000	1,875,000

		6,398,500

Industrial-other — 2.91%
Mobile Services/Storage Group
9.750%, due 08/01/14[2]	3,000,000	2,355,000

Leisure — 0.45%
Royal Caribbean Cruises Ltd.
6.875%, due 12/01/13[2]	475,000	256,500

7.500%, due 10/15/27[2]	235,000	108,100

		364,600

Media-cable — 0.06%
CSC Holdings Inc.
8.500%, due 04/15/14[1,2]	50,000	48,000

Media-non cable — 9.38%
Affinion Group, Inc.
10.125%, due 10/15/13[2]	2,000,000	1,550,000

Baker & Taylor, Inc.
11.500%, due 07/01/13[1,2]	4,500,000	686,250

LIN Television Corp.
6.500%, due 05/15/13[2]	2,000,000	1,040,000

Series B, 6.500%, due 05/15/13[2]	1,750,000	910,000

Sheridan Acquisition Corp.
10.250%, due 08/15/11[2]	5,500,000	3,245,000

Sinclair Television Group
8.000%, due 03/15/12[2]	250,000	150,000

		7,581,250

Managed High Yield Plus Fund Inc.
Schedule of investments — February 28, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (continued)

Media-publishing — 1.72%
American Media Operations
9.000%, due 05/01/13[1,2,3]	219,874	131,924

14.000%, due 11/01/13[1,2,3]	2,267,473	1,133,736

Hollinger, Inc.
12.875%, due 03/01/111,5,*	975,000	0

Nielsen Finance LLC
11.625%, due 02/01/14[1,2]	125,000	108,125

Vertis, Inc.
13.500%, due 04/01/14[3,6]	2,097,142	15,729

		1,389,514

Metals & mining — 0.73%
Ryerson, Inc.
12.000%, due 11/01/15[1,2]	1,000,000	590,000

Packaging & containers — 2.88%
Exopack Holding Corp.
11.250%, due 02/01/14[2]	4,000,000	2,330,000

Paper/forest products — 10.36%
Ainsworth Lumber
11.000%, due 07/29/15[1,2]	1,168,761	578,537

Boise Cascade LLC
7.125%, due 10/15/14[2]	955,000	429,750

Cellu Tissue Holdings, Inc.
9.750%, due 03/15/10[2]	5,000,000	4,000,000

Millar Western Forest
7.750%, due 11/15/13[2]	1,000,000	490,000

Newpage Corp.
10.000%, due 05/01/12[2]	4,000,000	1,210,000

12.000%, due 05/01/13[2]	1,000,000	140,000

Verso Paper Holdings LLC
9.125%, due 08/01/14[2]	1,000,000	375,000

11.375%, due 08/01/16[2]	5,500,000	1,155,000

		8,378,287

Retail-restaurants — 0.00%
Buffets, Inc.
12.500%, due 11/01/145,*	4,500,000	450

Retail-specialty — 1.05%
GameStop Corp.
8.000%, due 10/01/12[2]	850,000	850,000

Technology-software — 4.57%
First Data Corp.
9.875%, due 09/24/15[1,2]	1,500,000	825,000

9.875%, due 09/24/15[2]	240,000	132,000

Sungard Data Systems, Inc.
10.250%, due 08/15/15[2]	4,000,000	2,740,000

		3,697,000

Managed High Yield Plus Fund Inc.
Schedule of investments — February 28, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Corporate bonds — (concluded)

Telecom-internet & data — 1.05%
Qwest Communications International, Series B
7.500%, due 02/15/14[2]	1,000,000	847,500

Telecom-wireless — 6.94%
MetroPCS Wireless, Inc.
9.250%, due 11/01/14[1,2]	50,000	47,000

Nextel Communications, Series D
7.375%, due 08/01/15[2]	500,000	230,000

Sprint Capital Corp.
8.750%, due 03/15/32[2]	2,200,000	1,325,500

Wind Acquisition Finance SA
10.750%, due 12/01/15[1,2]	4,000,000	4,010,000

		5,612,500

Telecom-wirelines — 5.93%
Citizens Communications
9.000%, due 08/15/31[2]	6,000,000	4,380,000

Fairpoint Communications
13.125%, due 04/01/18[1,2]	1,000,000	415,000

		4,795,000

Textile/apparel — 0.61%
Rafaella Apparel Group
11.250%, due 06/15/11[2]	3,310,000	496,500

Utilities-other — 1.22%
Dynegy Holdings, Inc.
7.500%, due 06/01/15[2]	1,100,000	682,000

7.625%, due 10/15/26[2]	750,000	300,000

		982,000

Total corporate bonds (cost—$183,966,986)		102,123,472

	Number of
	shares/units

Common stocks* — 0.27%

Consumer services — 0.00%
NCI Holdings, Inc.[6,7]	5,456	0

Energy-refining & marketing — 0.00%
Orion Refining Corp.[6,7]	1,253	0

Media-publishing — 0.00%
American Media, Inc.[6,7]	43,038	0

Vertis Holdings, Inc.[6,7]	109,870	0

		0

Paper/forest products — 0.25%
Ainsworth Lumber Co. Ltd.[2]	351,057	198,680

Managed High Yield Plus Fund Inc.
Schedule of investments — February 28, 2009 (unaudited)

	Number of
Security description	shares/units	Value ($)

Common stocks* — (concluded)

Retail-restaurants — 0.00%
American Restaurant Group, Inc.[6,7]	129	0

Technology-software — 0.00%
Knology, Inc.[2]	693	2,758

Telecom-wireless — 0.02%
American Tower Corp., Class A2	636	18,520

Telecom-wirelines — 0.00%
XO Holdings, Inc.[2]	1,052	179

Total common stocks (cost—$6,430,035)		220,137

Preferred stock — 0.13%

Finance-noncaptive consumer — 0.13%
Preferred Blocker, Inc.[1,2,8] (cost—$120,000)	600	102,450

Other equity security* — 0.00%

Media-cable — 0.00%
Adelphia Contingent Value Vehicle[6,7,9] (cost—$0)	2,000,000	0

	Number of
	warrants

Warrants* — 0.00%

Building materials — 0.00%
Dayton Superior Corp., strike @ $0.01 expires 06/15/09[6,7,10]	2,500	0

Telecom-wirelines — 0.00%
XO Holdings, Inc.,
Series A, strike @ $6.25, expires 01/16/10[2]	2,105	4

Series B, strike @ $7.50, expires 01/16/10[2]	1,578	8

Series C, strike @ $10.00, expires 01/16/10[2]	1,578	2

		14

Total warrants (cost—$46,550)		14

Face
amount ($)

Repurchase agreement — 0.18%

Repurchase agreement dated 02/27/09 with State
Street Bank & Trust Co., 0.010% due 03/02/09,
collateralized by $61,561 US Cash Management
Bills, zero coupon due 05/15/09 and $83,407 US
Treasury Bills, zero coupon due 05/21/09 to
08/20/09; (value—$144,843); proceeds: $142,000
(cost—$142,000)	142,000	142,000

Managed High Yield Plus Fund Inc.
Schedule of investments — February 28, 2009 (unaudited)

Security description	Value ($)

Total investments (cost—$190,705,571)[11,12] — 126.90%	102,588,073

Liabilities in excess of other assets — (26.90)%	(21,744,265)

Net assets — 100.00%	80,843,808

*	Non-income producing security.

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 27.81% of net assets as of February 28, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2	Entire or partial amount pledged as collateral for bank loan.

3	Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

4	Floating rate security. The interest rate shown is the current rate as of February 28, 2009.

5	Bond interest in default.

6	Illiquid securities representing 0.02% of net assets as of February 28, 2009.

7	Security is being fair valued by a valuation committee under the direction of the board of directors.

8	Cumulative preferred stock. The next call date is December 31, 2011.

9	Represents contingent value vehicle (“CVV”) obligations. The CVV obligations represent units in a trust that was formed pursuant to a Plan of Reorganization of Adelphia Communications Corporation to hold certain litigation claims against Adelphia’s third party lenders, accountants, and other parties.

10	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.00% of net assets as of February 28, 2009, is considered illiquid and restricted. (See table below for more information).

Acquisition
			cost as a		Value as a
	Acquisition	Acquisition	percentage of	Value at	percentage of
Restricted security	date	cost ($)	net assets (%)	02/28/09 ($)	net assets (%)

Dayton Superior Corp., warrants, expiring 06/15/09	06/09/00	46,550	0.06	0	0.00

11	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available on the valuation date prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment manager and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. Occasionally, events affecting the value of foreign investments occur between the time at which they are determined and the close of the New York Stock Exchange (“NYSE”), which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

On June 1, 2008, the Fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.
Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s investments:

	Quoted prices in	Significant other
	active markets for	observable	Unobservable
	identical investments	inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

Investments, at value	220,137	102,351,757	16,179	102,588,073

The following is a rollforward of the Fund’s investments that used unobservable inputs (Level 3) during the nine months ended February 28, 2009:

Investments, at value ($)

Beginning balance at 06/01/08	0

Net purchases/(sales)	6,220,422

Accrued discounts/(premiums)	(3,041)

Total realized gain/(loss)	0

Total unrealized appreciation/(depreciation)	(6,291,202)

Net transfers in/(out) of Level 3	90,000

Ending balance at 02/28/09	16,179

12	Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $190,705,571 and net unrealized depreciation consisted of:

	Gross unrealized appreciation	$194,002
	Gross unrealized depreciation	(88,311,500)

	Net unrealized depreciation	$(88,117,498)

GMAC	General Motors Acceptance Corporation

Issuer breakdown by country of origin

Percentage of total investments (%)

United States	94.1

Luxembourg	3.9

Canada	1.2

Liberia	0.4

Australia	0.3

United Kingdom	0.1

Total	100.0

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated November 30, 2008.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed High Yield Plus Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	April 29, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	April 29, 2009

Exhibit EX-99.CERT

Certifications

I, Kai R. Sotorp, President of Managed High Yield Plus Fund Inc., certify that:

1.	I have reviewed this report on Form N-Q of Managed High Yield Plus Fund Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)
Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	April 29, 2009

I, Thomas Disbrow, Vice President and Treasurer of Managed High Yield Plus Fund Inc., certify that:

1.	I have reviewed this report on Form N-Q of Managed High Yield Plus Fund Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)
Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	April 29, 2009